Other disclosures - Schedule of financial assets measured at other than fair value (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 283,497	€ 243,203	€ 193,716
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	1,203,707	1,191,403	1,147,044
Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,193,069	1,180,431	1,124,076
Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	87,170	67,951	37,805
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	163,941	133,874	142,832
Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	117,731	114,471	84,222
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	15,319	10,351	8,290	€ 7,667
Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	988,168	998,009	1,002,049
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	1,082,758	1,087,844	1,073,490
Loans and advances | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,073,530	1,077,543	1,053,703
Loans and advances | Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0	0
Loans and advances | Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	104,582	103,414	64,968
Loans and advances | Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	968,948	974,129	988,735
Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	283,497	243,203	193,716
Debt securities | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	120,949	103,559	73,554
Debt securities | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	119,539	102,888	70,373
Debt securities | Level 1 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	87,170	67,951	37,805
Debt securities | Level 2 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	13,149	11,057	19,254
Debt securities | Level 3 | Fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 19,220	€ 23,880	€ 13,314